401(k) Plan 401(k) Plan (Details) - 401(k) Plan [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Defined Contribution Plan Disclosure [Line Items]
Maximum annual contributions per employee, percent (up to)	100.00%
Defined contribution plan, cost recognized	$ 0.9